            SELECT DIMENSIONS ASSET MANAGER (SERIES I AND SERIES IR)
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

RATINGS AGENCY                 EFFECTIVE DATE                   RATING                   BASIS OF RATING
                                 OF RATING
    Fitch                         9/19/02                        AA                  Claims paying ability


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3989
333-52711